Consolidated Statements of Operations - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
REVENUES
Revenues	$ 3,372,417	$ 1,339,041	$ 1,221,285	$ 3,586,244
TOTAL REVENUES	3,372,417	1,339,041	1,221,285	3,586,244
COST OF SALES	3,231,889	1,353,094	1,135,411	3,544,072
GROSS PROFIT (LOSS)	140,528	(14,053)	85,874	42,172
OPERATING EXPENSES
Salaries, payroll taxes and benefits	1,640,490	992,879	225,996	2,864,089
Depreciation and amortization	351,876	196,936	165,230	451,533
Professional, legal and consulting fees			68,310	2,217,869
Other operating expenses	1,270,043	746,476	250,041	1,091,349
TOTAL OPERATING EXPENSES	3,262,407	1,936,291	709,577	6,624,840
OPERATING LOSS	(3,121,879)	(1,950,344)	(623,703)	(6,582,668)
OTHER EXPENSE
Interest expense	(234,211)	(59,219)	(63,292)	(321,338)
Loss on settlement		(300,000)		(300,000)
Change in market value		(38,094)		(50,000)
Loss on conversion			(14,999)
LOSS BEFORE INCOME TAXES	(3,356,090)	(2,347,657)	(701,994)	(7,254,006)
PROVISION FOR INCOME TAXES
NET LOSS	$ (3,356,090)	$ (2,347,657)	$ (701,994)	$ (7,254,006)
NET LOSS PER SHARE
Basic and diluted	$ (0.05)	$ (0.07)	$ (0.02)	$ (0.19)
Basic and diluted weighted average number of common shares outstanding	66,407,688	34,154,198	29,803,362	38,108,425